UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       NTV Asset Management, LLC
Address:    216 Brooks Street
            Suite 300
            Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Karen Setterstrom
Title:      Chief Compliance Officer
Phone:      (304) 353-9095

Signature, Place, and Date of Signing:

/s/  Karen Setterstrom       Charleston, West Virginia         February 10, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

    Form 13F File Number      Name

Form 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      173

Form 13F Information Table Value Total:      217,352
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.  Form 13F File Number     Name

                                                     Form 13F INFORMATION TABLE

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          Column 1               Column 2       Column 3    Column 4   Column 5  Column 6   Column 7           Column 8
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        NAME OF ISSUER            TITLE OF        CUSIP      VALUE    SHRS OR   INVESTMENT   OTHER         VOTING AUTHORITY
                                    CLASS                   (x$1000)  SH/PUT/   DISCRETION  MANAGERS  ------------------------------
                                                                      PRN AMT                         SOLE      SHARED      NONE
                                                                      PRN CALL
------------------------------------------------------------------------------------------------------------------------------------
Apple Inc                                 Com     037833100      1987       4907    Sole                4757      150
ABB Ltd                         Sponsored ADR     000375204       225      12000    Sole                   0    12000
Abbott Labs                               Com     002824100       656      11666    Sole               11260      406
Automatic Data Processing                 Com     053015103       640      11868    Sole               11618      250
Autodesk Inc                              Com     052769106       303      10000    Sole                   0    10000
American Elec Pwr Inc                     Com     025537101       357       8650    Sole                8250      400
Ishares Tr                         Barclys US     464287226       419       3804    Sole                 354     3450
                                        AGG B
Amgen Inc                                 Com     031162100       919      14327    Sole               12927     1400
Air Prods & Chems Inc                     Com     009158106      1486      17450    Sole                7050    10400
Apollo Global Mgmt LLC               Cl A shs     037612306       330      26600    Sole               26600        0
Boeing Co                                 Com     097023105      1711      23335    Sole               22835      500
Bank of America Corporation               Com     060505104       218      39781    Sole                3200    36582
Baxter Intl Inc                           Com     071813109      1258      25430    Sole                6720    18710
BB&T Corp                                 Com     054937107      8559     340084  Shared              306885    33199
Baidu Inc                        Spon ADR Rep     056752108       276       2375    Sole                2375        0
                                            A
Black Hills Corp                          Com     092113109       411      12250    Sole                   0    12250
Bristol Myers Squibb Co                   Com     110122108      1178      33447    Sole               25547     7900
Berkshire Hathaway Inc Del           Cl B New     084670702       554       7265    Sole                4550     2715
Blackstone GSO Flting Rte Fu              Com     09256U105      1335      72750    Sole               68750     4000
Chubb Corp                                Com     171232101       207       3000    Sole                1000     2000
City Hldg Co                              Com     177835105       595      17571  Shared               16071     1500
Colgate Palmolive Co                      Com     194162103       901       9762    Sole                7062     2700
Cisco Sys Inc                             Com     17275R102       668      37008    Sole               25427    11580
CSX Corp                                  Com     126408103       744      35370    Sole                1170    34200
Chevron Corp New                          Com     166764100      2817      26477    Sole               23046     3431
SPDR Series Trust                  Brclys Cap     78464A359      3877     107210    Sole               87525    19685
                                         Conv
Dominion Res Inc Va New                   Com     25746U109       418       7876    Sole                7876        0
Powershares DB Cmdty Idx Tra     Unit Ben Int     73935S105       574      21400    Sole               15300     6100
Du Pont E I De Nemours & Co               Com     263534109      1824      39858    Sole               27058    12800
Wisdomtree Trust                   Emerg Mkts     97717W315      2803      54675    Sole               51300     3375
                                          ETF
Wisdomtree Trust                     Emg Mkts     97717W281       285       6900    Sole                1300     5600
                                        Smcap
SPDR Dow Jones Indl Avrg ETF         Ut Ser 1     78467X109      1976      16220    Sole               13025     3195
Disney Walt Co                     Com Disney     254687106      2206      58844    Sole               30064    28780
Wisdomtree Trust                   Intl SmCap     97717W760       775      17745    Sole               10645     7100
                                          Div
Dow Chem Co                               Com     260543103       653      22708  Shared                6469    16239
Duke Energy Corp New                      Com     26441C105      1266      57561    Sole               44861    12700
Ishares Tr                         DJ Sel Div     464287168      6756     125655    Sole              114555    11100
                                          Inx
ECA Marcellus Tr I                   Com Unit     26827L109       634      24809    Sole               24809        0
Ishares Tr                         MSCI Emerg     464287234      6219     163917    Sole              103157    60760
                                          Mkt
Ishares Tr                      MSCI Eafe Idx     464287465      2270      45834    Sole                2810    43024
Ishares Tr                       MSCI Grw Idx     464288885       236       4545    Sole                 350     4195
Emerson Elec Co                           Com     291011104      1180      25328    Sole               10200    15128
El Paso Corp                              Com     28336L109       372      14034    Sole                   0    14034
Enterprise Prods Partners                 Com     293792107      1420      30625    Sole               30625        0
Edwards Lifesciences Corp                 Com     28176E108       260       3680    Sole                   0     3680
Ishares Inc                          MSCI CDA     464286509       321      12100    Sole                2100    10000
                                        Index
Ishares Inc                        MSCI Japan     464286848       513      56400    Sole               35200    21200
Ishares Inc                       MSCI Brazil     464286400       398       6950    Sole                4850     2100
Ishares Tr                             S&P GL     464288729      1143      23700    Sole               15000     8700
                                      Industr
Freeport-McMoran Copper & Go              Com     35671D857       289       7860    Sole                7860        0
First Tr Exchange Traded Fd         J Internt     33733E203       783      24250    Sole               18550     5700
                                          Idx
FirstEnergy Corp                          Com     337932107       238       5378    Sole                5378        0
Flaherty & Crmn/Clymr Pfd Se          Com Shs     338478100       392      22473    Sole               21310     1163
Federated Invs Inc PA                    Cl B     314211103       303      20000    Sole                   0    20000
Fiserv Inc                                Com     337738108       804      13700    Sole                 100    13600
Fiduciary Claymore MLP Opp F              Com     31647Q106      1423      66314    Sole               62173     4141
Claymore Exchange Trd Fd Tr        Gugg Frntr     18383Q838       756      41700    Sole               28500    13200
                                          Mkt
General Dynamics Corp                     Com     369550108       703      10600    Sole                 100    10500
Western Asset Global CP Defi              Com     95790C107       498      27676    Sole               12600    15076
Market Vectors ETF Tr              Gold Miner     57060U100      1429      27800    Sole               27350      450
                                          ETF
General Electric Co                       Com     369604103      3630     202720    Sole              141677    61043
Gilead Sciences Inc                       Com     375558103       263       6500    Sole                6500        0
General Mls Inc                           Com     370334104       343       8504    Sole                2990     5514
Wisdomtree Trust                  Glb Nat Res     97717W711       257      10950    Sole                9950     1000
                                           Fd
Google Inc                               Cl A     38259P508       452        700    Sole                 700        0
Government Pptys Income Tr        Com Shs Ben     38376A103       770      34150    Sole               30950     3200
                                          Int
Ishares Tr                            Barclys     464288612       200       1800    Sole                 100     1700
                                     Inter Gv
Claymore Exchange Trd Fd Tr      Gugg Chn Sml     18383Q853       302      15650    Sole                9550     6100
                                          Cap
Health Care REIT Inc                      Com     42217K106      1775      32560    Sole               30960     1600
HCP Inc                                   Com     40414L109       287       6950    Sole                5000     1950
Home Depot Inc                            Com     437076102      1304      31033    Sole               18280    12753
Ishares Tr                        Hgh Div Eqt     46429B663       531       9575    Sole                8275     1300
                                           Fd
Heniz H J Co                              Com     423074103       640      11852    Sole               10652     1200
Honeywell Intl Inc                        Com     438516106       285       5257    Sole                1557     3700
Hershey Co                                Com     427866108       253       4100    Sole                 900     3200
Ishares Tr                      High Yld Corp     464288513      3376      37752    Sole               35734     2018
Ishares Gold Trust                    Ishares     464285105       220      14500    Sole               10000     4500
Ishares Tr                          NASDQ Bio     464287556      3946      37818    Sole               31092     6726
                                         Indx
International Business Machs              Com     459200101      3103      16877    Sole               11502     5375
Ishares Tr                        DJ US Utils     464287697       271       3070    Sole                3070        0
Ishares Tr                        DJ Intl Sel     464288448       534      18000    Sole               15700     2300
                                         Divd
Ishares Tr                           Barclays     464287440       488       4631    Sole                 776     3855
                                      7-10 yr
Ishares Tr                         S&P MidCap     464287507      4543      51860    Sole               34575    17285
                                          400
Ishares Tr                         S&P MC 400     464287606      1211      12275    Sole               12125      150
                                          Grw
Ishares Tr                         S&P SmlCap     464287804      3149      46120    Sole               33180    12940
                                          600
Ishares Tr                          S&P SmlCp     464287887       335       4500    Sole                4400      100
                                         Grow
Intel Corp                                Com     458140100      1589      65558    Sole               40558    25000
Ishares Tr                        S&P Glb 100     464287572       552       9530    Sole                5775     3755
                                         Indx
Ishares Tr                      S&P 500 Value     464287408       989      17111    Sole                2811    14300
Ishares Tr                      S&P 500 Index     464287200       341       2712    Sole                2712        0
Ishares Tr                        S&P 500 Grw     464287309      2647      39268    Sole               19918    19350
Ishares Tr                       Russell 1000     464287622       554       8000    Sole                   0     8000
Ishares Tr                       Russell 1000     464287614       891      15425    Sole                7400     8025
                                           Gr
Ishares Tr                       Russell 2000     464287655       653       8862    Sole                6932     1930
Ishares Tr                       Rusl 2000 Gr     464287648       543       6450    Sole                6450        0
Ishares Tr                        Russell Mcp     464287481       528       9600    Sole                2600     7000
                                           Gr
Ishares Tr                        Russell Mid     464287499      2095      21290    Sole                9260    12030
                                          Cap
Ishares Tr                        S&P Gbl Inf     464287291       691      11775    Sole               11275      500
Ishares Tr                              DJ US     464287754       349       5494    Sole                3775     1719
                                     Industrl
Johnson & Johnson                         Com     478160104      4060      61922    Sole               40877    21045
JP Morgan Chase & Co                      Com     46625H100       657      19770  Shared               18474     1296
Ishares Tr                             S&P Gl     464288711      1093      26100    Sole               25200      900
                                      Utiliti
Kraft Foods Inc                          Cl A     50075N104       234       6283    Sole                3805     2478
SPDR Series Trust                 S&P Ins ETF     78464A789       262       7050    Sole                7050        0
Kimberly Clark Corp                       Com     494368103       571       7774    Sole                6474     1300
Kinder Morgan Energy Partner           Ut Ltd     494550106      1278      15050    Sole               15050        0
                                      Partner
Coca Cola Co                              Com     191216100      2679      38301    Sole               18651    19650
SPDR Series Trust                 KBW Regn Bk     78464A698      1291      52900    Sole               52900        0
                                          ETF
Kayne Anderson Energy TTL Rt              Com     48660P104      1581      62485    Sole               46885    15600
Kayne Anderson MLP Invsmnt                Com     486606106      2124      69948    Sole               55548    14400
Global X Fds                    Glb X Lithium     37950E762       676      47200    Sole               45500     1700
Lilly Eli & Co                            Com     532457108       337       8110    Sole                8110        0
Ishares Tr                          IBOXX Inv     464287242      2710      23828    Sole               20058     3770
                                         CPBD
Allscripts Healthcare Solutn              Com     01988P108       482      25500    Sole               24000     1500
Medco Health Solutions Inc                Com     58405U102       293       5244    Sole                 548     4696
Altria Group Inc                          Com     02209S103      1202      40545    Sole               39045     1500
Market Vectors ETF Tr             Agribus ETF     57060U605      1099      23325    Sole               18325     5000
Merck & Co Inc New                        Com     58933Y105      1371      36385    Sole               18412    17973
Microsoft Corp                            Com     594918104      2853     109924    Sole               74724    35200
Markwest Energy Partners L P         Unit Ltd     570759100      1336      24275    Sole               24075      200
                                        Partn
Ishares Tr                      S&P Glb Mtrls     464288695      1380      24131    Sole               14025    10106
Mylan Inc                                 Com     628530107       545      25423    Sole               24813      610
Nextera Energy Inc                        Com     65339F101       364       5990    Sole                5800      190
Nucor Corp                                Com     670346105       249       6300    Sole                6300        0
Novartis A G                    Sponsored ADR     66987V109       747      13075    Sole               13075        0
NYSE Euronext                             Com     629491101       373      14300    Sole                4300    10000
Ishares Tr                        S&P 100 Idx     464287101      3192      55975    Sole               37950    18025
                                           Fd
Oracle Corp                               Com     68389X105       661      25775    Sole                5775    20000
Plum Creek Timber Co Inc                  Com     729251108       500      13688    Sole                8672     5016
Powershares Global ETF Trust        Sovereign     73936T573      1688      61669    Sole               37421    24248
                                         Debt
Pepsico Inc                               Com     713448108      2864      43167    Sole               38867     4300
Powershares ETF Trust               Hi Yld Eq     73935X302       281      30465    Sole               29465     1000
                                         Dvdn
Pfizer Inc                                Com     717081103       949      43899    Sole               24849    19050
Ishares Tr                         US Pfd Stk     464288687      1346      37800    Sole               19125    18675
                                          Idx
Procter & Gamble Co                       Com     742718109      4663      69901    Sole               48214    21687
Philip Morris Intl Inc                    Com     718172109       315       4015    Sole                3730      285
Piedmont Nat Gas Inc                      Com     720186105       296       8735    Sole                8735        0
Market Vectors ETF Tr              Pre-Rf Mun     57060U738       227       9009    Sole                9009        0
                                          ETF
First Tr Nas100 Eq Weighted               Shs     337344105       321      14025    Sole               11525     2500
Powershares QQQ Trust              Unit Ser 1     73935A104      4994      89456    Sole               61856    27600
Pimco Strategic Gbl Gov Fd I              Com     72200X104       459      41171    Sole               36171     5000
Royal Dutch Shell PLC             Spons ADR A     780259206      1978      27075    Sole               24075     3000
RGC Res Inc                               Com     74955L103       697      39300    Sole                   0    39300
Rydex ETF Trust                    S&P 500 Eq     78355W106      2506      54160    Sole               34610    19550
                                          Trd
Raytheon Co                           Com New     755111507       453       9367    Sole                1367     8000
Ishares Tr                         MSCI Small     464288273       208       6000    Sole                   0     6000
                                          Cap
Seadrill Limited                          Shs     G7945E105      1018      30700    Sole               30700        0
Ishares Tr                        Barclys 1-3     464287457      1217      14405    Sole               12025     2380
                                           YR
Schlumberger Ltd                          Com     806857108      2997      43880    Sole               27630    16250
Senior Hsg Pptys Tr                Sh Ben Int     81721M109       388      17310    Sole               13900     3410
Southern Co                               Com     842587107      1169      25268    Sole               23696     1572
SPDR S&P 500 ETF Tr                   Tr Unit     78462F103      5600      44629    Sole               43254     1375
Sysco Corp                                Com     871829107       680      23206    Sole               21206     2000
AT&T Inc                                  Com     00206R102      4027     133195    Sole              115656    17539
ProShares Tr                       Pshs Ultsh     74347R297       364      20150    Sole               20150        0
                                       20 yrs
Telefonica S A                  Sponsored ADR     879382208       397      23100    Sole               23100        0
Teva Pharmaceuticals Inds Ltd             ADR     881624209       743      18421    Sole               11171     7250
Thermo Fisher Scientific Inc              Com     883556102       608      13525    Sole               13225      300
Total S A                       Sponsored ADR     89151E109      1505      29450    Sole               28950      500
Tyco International Ltd                    Shs     H89128104       468      10025    Sole               10025        0
United Bankshares Inc WV                  Com     909907107      1435      50761  Shared               50761        0
United Parcel Service Inc                Cl B     911312106       244       3343    Sole                1100     2243
Cohen & Steers Infrastructur              Com     19248A109       302      19120    Sole               18820      300
United Technologies Corp                  Com     913017109       900      12326    Sole                9163     3163
Vanguard Intl Equity Index       MSCI Emr Mkt     922042858       296       7770    Sole                7664      106
                                          Etf
Verizon Communications Inc                Com     92343V104      2493      62155    Sole               51424    10731
Walgreen Co                               Com     931422109       201       6100    Sole                6100        0
Wells Fargo & Co New                      Com     949746101       431      15646    Sole               11446     4200
Waste Mgmt Inc Del                        Com     94106L109      1623      49648    Sole               33698    15950
Wal Mart Stores Inc                       Com     931142103       423       7090    Sole                7090        0
Wesbanco Inc                              Com     950810101       289      14866  Shared               11446     3420
Willis Group Holdings Public              Shs     G96666105       496      12800    Sole               12800        0
Exxon Mobil Corp                          Com     30231G102      6952      82024    Sole               53506    28518
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